Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entities [Text Block]
Note 2 – Variable Interest Entities
Consolidated VIEs
As of December 31, 2021, we consolidate the following VIEs:
Northeast JV
We own a 65 percent interest in the Northeast JV, a subsidiary that is a VIE due to certain of our voting rights being disproportionate to our obligation to absorb losses and substantially all of the Northeast JV’s activities being performed on our behalf. We are the primary beneficiary because we have the power to direct the activities that most significantly impact the Northeast JV’s economic performance. The Northeast JV provides midstream services for producers in the Marcellus Shale and Utica Shale regions. Future expansion activity is expected to be funded with capital contributions from us and the other equity partner on a proportional basis.
Gulfstar One
We own a 51 percent interest in Gulfstar One, a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. Gulfstar One includes a proprietary floating-production system, Gulfstar FPS, and associated pipelines that provide production handling and gathering services in the eastern deepwater Gulf of Mexico. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Gulfstar One’s economic performance.
Cardinal
We own a 66 percent interest in Cardinal, a subsidiary that provides gathering services for the Utica Shale region and is a VIE due to certain risks shared with customers. We are the primary beneficiary because we have the power to direct the activities that most significantly impact Cardinal’s economic performance. In accordance with the contract, future expansion activity is required to be funded with capital contributions from us and the other equity partner on a proportional basis.
The following table presents amounts included in the Consolidated Balance Sheet that are only for the use or obligation of our consolidated VIEs:

	December 31,
	2021	2020
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$78	$107
Trade accounts and other receivables – net	132	148
Inventories	3	—
Other current assets and deferred charges	7	7
Property, plant, and equipment – net	5,295	5,514
Intangible assets – net of accumulated amortization	2,267	2,376
Regulatory assets, deferred charges, and other	20	15
Accounts payable	(61)	(42)
Accrued liabilities	(29)	(34)
Regulatory liabilities, deferred income, and other	(287)	(289)
Nonconsolidated VIEs
Targa Train 7
We own a 20 percent interest in Targa Train 7, which provides fractionation services at Mt. Belvieu and is a VIE due primarily to our limited participating rights as the minority equity holder. At December 31, 2021, the carrying value of our investment in Targa Train 7 was $49 million. Our maximum exposure to loss is limited to the carrying value of our investment.